Other current receivables (Tables)	12 Months Ended
Dec. 31, 2025
Other current receivables.
Other current receivables

	As of
	December 31,
In CHF thousands	2025	2024
Other current receivable	80	144
Swiss VAT	241	271
Withholding tax	657	689
Total other current receivables	978	1,104